GOODWILL AND INTANGIBLE ASSETS (Details - Amortization schedule) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Remainder of 2022	$ 114,471
2023	152,628
2024	152,628
2025	152,628
2026	76,314
Total remaining intangible assets subject to amortization	$ 648,670	$ 686,827